Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Disclosure [Abstract]
Schedule of other assets and liabilities with related parties
	Related Party Type
Type of current assets and liabilities with related parties As of December 31, 2022	Parent Entity MCh$	Other Legal Entity MCh$	Key Personnel of the Consolidated Bank MCh$	Other Related Party MCh$	Total MCh$
ASSETS
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments	—	343,278	—	—	343,278
Debt financial instruments	—	—	—	—	—
Other financial instruments	—	3,354	—	—	3,354
Non-trading financial assets mandatorily measured at fair value through profit or loss	—	—	—	—	—
Financial assets designated as at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	16,759	—	—	16,759
Derivative Financial Instruments for hedging purposes	—	—	—	—	—
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	—	—	—	—
Debt financial instruments	—	—	—	—	—
Commercial loans	—	609,155	1,384	12,024	622,563
Residential mortgage loans	—	—	15,221	58,608	73,829
Consumer Loans	—	—	2,068	10,879	12,947
Allowances established – Loans	—	(4,153)	(21)	(401)	(4,575)
Other assets	9	149,096	—	21	149,126
Contingent loans	—	177,834	4,119	17,872	199,825

LIABILITIES
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments	—	400,984	—	—	400,984
Financial liabilities designated as at fair value through profit or loss	—	—	—	—	—
Derivative Financial Instruments for hedging purposes	—	7,647	—	—	7,647
Financial liabilities at amortized cost
Current accounts and other demand deposits	217	206,465	3,081	6,529	216,292
Saving accounts and time deposits	4,643	274,318	3,815	24,125	306,901
Obligations by repurchase agreements and securities lending	—	—	—	—	—
Borrowings from financial institutions	—	177,827	—	—	177,827
Debt financial instruments issued	—	—	—	—	—
Other financial obligations	—	—	—	—	—
Lease liabilities	—	11,252	—	—	11,252
Other liabilities	—	108,767	517	52	109,336

	Related Party Type
Type of current assets and liabilities with related parties As of December 31, 2021	Parent Entity MCh$	Other Legal Entity MCh$	Key Personnel of the Consolidated Bank MCh$	Other Related Party MCh$	Total MCh$
ASSETS
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments	—	319,120	—	—	319,120
Debt financial instruments	—	—	—	—	—
Other financial instruments	—	16	—	—	16
Non-trading financial assets mandatorily measured at fair value through profit or loss	—	—	—	—	—
Financial assets designated as at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	15,045	—	—	15,045
Derivative Financial Instruments for hedging purposes	—	—	—	—	—
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	—	—	—	—
Debt financial instruments	—	—	—	—	—
Commercial loans	—	470,424	853	12,718	483,995
Residential mortgage loans	—	—	14,612	51,025	65,637
Consumer Loans	—	—	1,862	8,798	10,660
Allowances established – Loans	—	(3,795)	(15)	(416)	(4,226)
Other assets	8	106,137	—	40	106,185
Contingent loans	—	162,046	4,119	17,713	183,878

LIABILITIES
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments	—	313,277	—	—	313,277
Financial liabilities designated as at fair value through profit or loss	—	—	—	—	—
Derivative Financial Instruments for hedging purposes	—	608	—	—	608
Financial liabilities at amortized cost
Current accounts and other demand deposits	254	209,799	7,403	7,219	224,675
Saving accounts and time deposits	19,836	196,913	2,310	19,347	238,406
Obligations by repurchase agreements and securities lending	—	—	—	—	—
Borrowings from financial institutions	—	122,883	—	—	122,883
Debt financial instruments issued	—	—	—	—	—
Other financial obligations	—	—	—	—	—
Lease liabilities	—	10,256	—	—	10,256
Other liabilities	—	93,743	483	18	94,244

Schedule of income and expenses from related party transactions
As of December 31, 2022	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and UF indexation revenue	—	49,027	2,382	9,736	61,145
Income from commissions	92	112,308	20	69	112,489
Net Financial income (expense)	—	88,103	—	—	88,103
Other income	—	79	—	—	79
Total Income	92	249,517	2,402	9,805	261,816

Interest and UF indexation expense	826	8,412	156	1,194	10,588
Expenses from commissions	—	35,948	—	—	35,948
Expenses credit losses	—	242	(5)	31	268
Expenses from salaries and employee benefits	—	173	32,873	71,524	104,570
Administrative expenses	—	22,254	3,603	120	25,977
Other expenses	—	10	3	15	28
Total Expenses	826	67,039	36,630	72,884	177,379

As of December 31, 2021	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and UF indexation revenue	—	12,591	1,313	5,517	19,421
Income from commissions	149	98,680	26	60	98,915
Net Financial income (expense)	—	49,775	—	—	49,775
Other income	—	466	—	—	466
Total Income	149	161,512	1,339	5,577	168,577

Interest and UF indexation expense	3	457	4	27	491
Expenses from commissions	—	29,813	—	—	29,813
Expenses credit losses	—	1,659	—	74	1,733
Expenses from salaries and employee benefits	—	6	26,100	67,098	93,204
Administrative expenses	—	20,771	3,325	78	24,174
Other expenses	—	32	1	4	37
Total Expenses	3	52,738	29,430	67,281	149,452

As of December 31, 2020	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and UF indexation revenue	17	11,847	587	3,339	15,790
Income from commissions	157	40,900	18	91	41,166
Net Financial income (expense)	976	(35,351)	—	—	(34,375)
Other income	—	469	—	—	469
Total Income	1,150	17,865	605	3,430	23,050

Interest and UF indexation expense	60	191	1	7	259
Expenses from commissions	—	39,988	—	—	39,988
Expenses credit losses	—	1,697	(41)	(431)	1,225
Expenses from salaries and employee benefits	—	16	9,105	88,699	97,820
Administrative expenses	—	18,153	3,173	112	21,438
Other expenses	—	—	1	3	4
Total Expenses	60	60,045	12,239	88,390	160,734

Schedule of other related parties
		Description of the transaction					Effect on Income		Effect on Financial position
Company name	Nature of the relationship with the Bank	Type of service	Term	Renewal conditions	Transactions under equivalence conditions to those transactions with mutual independence between the parties	Amount	Income	Expenses	Accounts receivable	Accounts payable
						MCh$	MCh$	MCh$	MCh$	MCh$
Ionix SPA	Other related parties	IT license services	30 days	Contract	Yes	440	—	440	—	32
		IT support services	30 days	Contract	Yes	334	—	334	—	—
Canal 13	Other related parties	Advertising service	30 days	Monthly	Yes	584	—	584	—	134
Servipag Ltda.	Joint venture	Software services	30 days	Contract	Yes	768	—	768	—	465
	Joint venture	Collection services	30 days	Contract	Yes	4,405	—	4,405	—	—
Bolsa de Comercio de Santiago	Other related parties	IT support services	30 days	Contract	Yes	259	—	259	—	—
		Service of financial information	30 days	Contract	Yes	335	—	335	—	—
		Brokerage commission	30 days	Contract	Yes	310	—	310	—	—
Enex S.A.	Other related parties	Rent spaces for ATM	30 days	Contract	Yes	168	—	168	—	168
Redbanc S.A.	Associates	Software development	30 days	Contract	Yes	399	—	399	—	1,223
		Electronic transaction management services	30 days	Contract	Yes	13,380	—	13,380	—	—
Sistemas Oracle de Chile Ltda.	Other related parties	Software services	30 days	Contract	Yes	6,029	—	6,029	—	2,281
		IT support services	30 days	Contract	Yes	2,873	—	2,873	—	—
Depósito Central de Valores	Associates	Custodial services	30 days	Contract	Yes	2,230	—	2,230	—	53
Inmobiliaria e inversiones Capitolio S.A.	Other related parties	Space rental	30 days	Contract	Yes	82	—	82	—	—
Tagle y Compañía limitada	Other related parties	Legal services	30 days	Contract	Yes	126	—	126	—	6
Manantial S.A	Other related parties	Materials and supplies	30 days	Contract	Yes	224	—	224	—	15
Radio difusión SPA	Other related parties	Advertising service	30 days	Contract	Yes	105	—	105	—	4
Nexus S.A.	Other related parties	Customer product delivery services	30 days	Contract	Yes	1,185	—	1,185	—	1,679
		Card processing	30 days	Contract	Yes	11,178	—	11,178	—	—
		IT development services	30 days	Contract	Yes	1,565	—	1,565	—	—
		Embossing services	30 days	Contract	Yes	724	—	724	—	—
		Fraud prevention services	30 days	Contract	Yes	1,234	—	1,234	—	—
Artikos Chile S.A.	Joint venture	IT support services	30 days	Contract	Yes	421	—	421	—	17
		IT services	30 days		Yes	340	—	340	—	—
DCV registros S.A	Associates	IT services	30 days	Contract	Yes	275	—	275	—	—
Soc operadora de la Cámara de Compensación	Associates	Collection services	30 days	Contract	Yes	588	—	588	—	56
Comder Contraparte Central S.A.	Associates	Securities clearing services	30 days	Contract	Yes	830	—	830	—	27,198
Bolsa Electrónica de Chile S.A.	Associates	Brokerage commission	30 days	Contract	Yes	153	—	153	—	—
Transbank S.A.	Associates	Processing fees	30 days	Contract	Yes	1,150	—	1,150	—	91
		Exchange commission	30 days	Contract	Yes	94,489	94,489	—	409	—
Centro de Compensación Automatizado S.A.	Associates	Transfer services	30 days	Contract	Yes	2,340	—	2,340	—	378
Citibank	Other related parties	Connectivity business commissions	Quarterly	Contract	Yes	10,583	10,583	—	12,043	—

Schedule of payments and composition of key management personnel
	2022	2021
	MCh$	MCh$
Directory:
Payment of remuneration and attendance fees of the Board of Directors - Bank and its subsidiaries	3,095	2,883

Key Personnel of the Management of the Bank and its Subsidiaries:
Payment for benefits to short-term employees	31,224	25,876
Payment for benefits to employees for termination of employment contract	1,649	224
Subtotal	32,873	26,100
Total	35,968	28,983

	2022	2021
	No. Executives
Directory:	19	18
Directors – Bank and its subsidiaries

Key Personnel of the Management of the Bank and its Subsidiaries:
CEO – Bank	1	1
CEOs – Subsidiaries	5	5
Division Managers / Area – Bank	93	95
Division Managers / Area – Subsidiaries	31	26
Subtotal	130	127
Total	149	145